MATTHEW 25 FUND, INC.
SUPPLEMENT DATED OCTOBER 1, 2008
TO THE PROSPECTUS DATED MAY 1, 2008
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This Supplement updates the above-dated Prospectus of Matthew 25 Fund, Inc.
The following paragraph is added to page 7 of the Prospectus:


Effective November 1, 2008, the Fund will no longer make redemption checks payable to anyone other than (1) the shareholder(s) of record, or (2) a financial intermediary for the benefit of the shareholder(s) of record.